Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9.     FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$63,366,019	$63,405,336
Liabilities:
Derivative Liability – Private Warrants	3	2,415,000	2,725,500
Derivative Liability – UPO	3	3,447,500	3,990,000

The Company utilizes a Black-Scholes model approach to value the Private Warrants and UPO at each reporting period, with changes in fair value recognized in the Statements of Operations. The estimated fair value of the derivative liabilities is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the derivatives. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the derivatives. The expected life of the derivatives is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The significant unobservable inputs used in the Black-Scholes model to measure the derivative liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

	As of March 31, 2021	As of December 31, 2020
Stock price	$11.94	$6
Strike price	$11.50	$11.50
Term (in years)	5.25	5.50
Volatility	16.40%	18.40%
Risk-free rate	0.43%	0.43%
Dividend yield	0.00%	0.00%
Fair value of private warrants	$2.10	$2.37
Fair value of UPO	$1.97	$2.28

The following table provides a summary of the changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Derivative Liabilities
Fair value as of December 31, 2020	$6,715,500
Change in fair value	(853,000)
Fair value as of March 31, 2021	$5,862,500

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2021.

NOTE 11.     FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$63,405,336	$74,376,617

Liabilities:
Derivative Liability – Private Placement Warrants	3	2,725,500	—
Derivative Liability – UPO Warrants	3	3,990,000	—

The Company utilizes a Black-Scholes model approach to value the Placement Warrants and UPO Warrants at each reporting period, with changes in fair value recognized in the Statements of Operations. The estimated fair value of the derivative liabilities is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the derivatives. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the derivatives. The expected life of the derivatives is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The significant unobservable inputs used in the Black-Scholes model to measure the derivative liabilities that are categorized within Level 3 of the fair value hierarchy are as follows as of December 31, 2020:

	Private Placement Warrants	UPO Warrants
Stock price	$11.96	$11.96
Strike price	$11.50	$11.50
Term (in years)	5.5	5.5
Volatility	18.40%	18.40%
Risk-free rate	0.43%	0.43%
Dividend yield	0.00%	0.00%
Fair value	$2.37	$2.28

The following table provides a summary of the changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Derivative Liabilities
Fair value as of December 31, 2019	$—
Initial measurement of private placement warrants accounted for as liabilities	368,000
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability	3,990,000
Change in valuation of derivative liabilities	2,357,500
Fair value as of December 31, 2020	$6,715,500

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2020.